Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Lifetime Income III Portfolio
September 30, 2022
VIPFLI-III-NPRT3-1122
1.822348.117
Domestic Equity Funds - 25.0%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	30,347	1,135,570
VIP Equity-Income Portfolio Investor Class (a)	48,888	1,069,672
VIP Growth & Income Portfolio Investor Class (a)	60,287	1,315,466
VIP Growth Portfolio Investor Class (a)	22,693	1,603,947
VIP Mid Cap Portfolio Investor Class (a)	10,643	328,665
VIP Value Portfolio Investor Class (a)	51,082	776,452
VIP Value Strategies Portfolio Investor Class (a)	29,119	382,620
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,038,154)		6,612,392

International Equity Funds - 25.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	300,590	2,645,188
VIP Overseas Portfolio Investor Class (a)	218,468	4,122,482
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,246,552)		6,767,670

Bond Funds - 47.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	349,483	3,365,520
Fidelity International Bond Index Fund (a)	102,661	907,520
Fidelity Long-Term Treasury Bond Index Fund (a)	133,684	1,383,627
VIP High Income Portfolio Investor Class (a)	98,844	439,857
VIP Investment Grade Bond II Portfolio - Investor Class (a)	698,342	6,494,584
TOTAL BOND FUNDS (Cost $13,794,373)		12,591,108

Short-Term Funds - 1.9%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 2.69% (a)(b) (Cost $508,619)	508,619	508,619

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,587,698)	26,479,789
NET OTHER ASSETS (LIABILITIES) - 0.0%	9
NET ASSETS - 100.0%	26,479,798

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,524,960	946,351	593,309	-	(25,530)	(486,952)	3,365,520
Fidelity International Bond Index Fund	704,210	486,432	174,023	4,054	(11,829)	(97,270)	907,520
Fidelity Long-Term Treasury Bond Index Fund	1,188,676	913,601	279,284	24,006	(23,329)	(416,037)	1,383,627
VIP Contrafund Portfolio Investor Class	1,640,917	276,640	276,721	14,953	(28,281)	(476,985)	1,135,570
VIP Emerging Markets Portfolio Investor Class	3,796,362	610,452	644,898	-	(60,952)	(1,055,776)	2,645,188
VIP Equity-Income Portfolio Investor Class	1,735,521	92,388	531,377	2,149	40,792	(267,652)	1,069,672
VIP Government Money Market Portfolio Investor Class 2.69%	1,320,724	428,900	1,241,005	2,058	-	-	508,619
VIP Growth & Income Portfolio Investor Class	1,975,654	184,959	581,505	3,699	135,827	(399,469)	1,315,466
VIP Growth Portfolio Investor Class	1,678,275	837,603	352,537	76,422	(33,161)	(526,233)	1,603,947
VIP High Income Portfolio Investor Class	721,425	13,041	206,560	270	(17,523)	(70,526)	439,857
VIP Investment Grade Bond II Portfolio - Investor Class	-	8,511,843	1,499,654	-	(31,654)	(485,951)	6,494,584
VIP Investment Grade Bond Portfolio Investor Class	9,670,153	896,588	9,341,420	440,016	(868,703)	(356,618)	-
VIP Mid Cap Portfolio Investor Class	481,432	61,137	101,900	10,779	(9,150)	(102,854)	328,665
VIP Overseas Portfolio Investor Class	5,801,129	1,387,248	902,490	43,677	(103,518)	(2,059,887)	4,122,482
VIP Value Portfolio Investor Class	1,271,761	76,791	407,093	16,083	55,880	(220,887)	776,452
VIP Value Strategies Portfolio Investor Class	623,354	25,634	169,130	5,179	22,889	(120,127)	382,620
	36,134,553	15,749,608	17,302,906	643,345	(958,242)	(7,143,224)	26,479,789

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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